Investment Strategy - Sterling Capital Enhanced Core Bond ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively traded ETF that seeks competitive total return through any combination of current income and capital appreciation. The Fund seeks to provide total return through a combination of income and capital appreciation by investing in a diversified portfolio of fixed-income securities. The Fund implements an “enhanced core” strategy by allocating assets between investment-grade bonds and high-yield, high-risk bonds to achieve the Fund’s performance objectives. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, collateralized loan obligations (“CLOs”), municipal securities, restricted securities (including privately placed commercial paper and Rule 144A securities), and bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. All securities will be U.S. dollar-denominated although the Fund may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund under normal circumstances will invest at least 80% of its investable assets in securities that are investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or are determined by the portfolio manager to be of comparable quality), and will invest up to 20% of its investable assets in bonds that are below investment grade (“high yield” or “junk” bonds).

The Fund may also invest in preferred stock, restricted securities and variable and floating rate instruments to achieve its investment objectives.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis, the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. This includes an analysis of the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is typically used to estimate the future cash flows for structured products and other securities with potentially variable returns of principal. These analyses are used to estimate the potential risk of each security. By comparing valuations on securities in the same sector or industry with similar risk profiles, the manager can determine where investors are being best compensated for a commensurate level of risk.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, currencies, or market sectors, or to hedge against portfolio exposures. While the use of derivatives is not a primary investment strategy of the Fund, there may be times when it becomes practical to invest in these instruments, particularly when managing risk. The most common use case for derivatives in the portfolio would be when the portfolio manager seeks to efficiently achieve a specific duration or yield curve positioning without needing to alter the underlying cash sector allocations. Derivatives may also be used as efficient substitutes for cash securities during large inflows or outflows to the Fund.

80% Investment Policy

In accordance with the Securities and Exchange Commission’s “Names Rule” requirements, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the following:

1.	“Core” Investments in Investment-Grade Bonds:

○	The Fund defines “investment-grade bonds” as securities that are rated in one of the four highest rating categories (AAA, AA, A or BBB) by at least one nationally recognized statistical rating organization (NRSRO) at the time of purchase. If a bond is not rated, the portfolio manager will determine if the bond is of comparable quality.

○	The Fund may continue to hold securities that are downgraded below investment grade after purchase, if the adviser determines it is in the best interest of shareholders to retain such securities.

2.	“Enhanced” Investments in High-Yield, High-Risk Bonds:

○	The Fund may invest in bonds rated below investment grade (commonly referred to as “junk bonds”) to enhance performance. These investments are subject to higher credit risk, greater volatility, and potential illiquidity compared to investment-grade bonds, but also generally provide a higher yield than higher rated securities of similar maturity. Issuers of these securities may not be as strong financially as those issuing higher rated securities.

The Fund will regularly monitor its holdings to ensure compliance with this 80% investment policy. If the Fund falls out of compliance due to market fluctuations, downgrades, or other factors, it will take appropriate action (i.e. make trades to adjust the portfolio) to return to compliance within a reasonable period, not exceeding 30 calendar days.

The Fund’s Principal Investment Risks described below encompass all of the Fund’s principal investment risks, as well as the risks associated with the Fund’s 80% investment policy.